Note 11 - Short Term Notes Payable (Details) - Schedule of Short-term Debt - Loans Payable [Member] - USD ($)		Dec. 31, 2018	Dec. 31, 2017
Short-term Debt [Line Items]
Note payable		$ 102,925	$ 96,338
Web Bank [Member]
Short-term Debt [Line Items]
Note payable	[1]	0	69,854
Quarterspot Lending [Member]
Short-term Debt [Line Items]
Note payable	[2]	0	26,484
Perfectly Green Corporation [Member]
Short-term Debt [Line Items]
Note payable	[3]	49,563	0
Power Up Lending Group, LLC [Member]
Short-term Debt [Line Items]
Note payable		$ 53,362	$ 0

[1]	On February 1, 2016, the Company financed operations with a loan in the amount of $150,000 from WebBank. The note was an open credit line with interest rate of 23% maturing in March of 2017. A portion of the loan was used to pay off a credit loan from Orchard Street Funding in the amount of $44,061. On August 22, 2016, the Company ceased making payments on this loan and at December 31, 2017 the Company owed a settled negotiated amount of $69,854 in principal, accrued interest and settlement fees. This loan was personally guaranteed by an Officer of the Company. The Company has negotiated a payment and payoff arrangements for this debt and completed full payment in 2018.
[2]	On June 27, 2016, the Company financed operations with a loan in the amount of $43,500 from Quarterspot, a lending institution. The note is an open line with interest rate of approximately 31% maturing in September of 2017. On August 22, 2017, the Company ceased making payments on this loan. As of December 31, 2017, the Company owed $26,484 in principal, accrued interest and settlement fees. This loan is not personally guaranteed by an Officer of the Company. A negotiated settlement on the Quarterspot note was $8,650 plus fees. This note and the fees have been paid in full in 2018.
[3]	On January 22, 2018 the Company borrowed $60,000 from Perfectly Green Corporation, a Texas corporation. The Company repaid $10,437 during the year ended December 31, 2018. The note bears interest at 3% per annum and is payable upon demand after 60 days' notice which can be requested at any time after May 31, 2018.